Reserves - Changes in Valuation Gain (Loss) on Derivatives (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [Line Items]
Balance at January 1	₩ (226,183)	₩ 9,303
Amount recognized as other comprehensive loss during the year, net of taxes	73,828
Balance at December 31	(234,727)	(226,183)
Valuation gain (loss) on derivatives [Member]
Disclosure of reserves within equity [Line Items]
Balance at January 1	(96,418)	(83,200)
Amount recognized as other comprehensive loss during the year, net of taxes	17,965	(12,213)
Amount reclassified through profit or loss, net of taxes	4,625	(1,005)
Balance at December 31	₩ (73,828)	₩ (96,418)